T. ROWE PRICE Spectrum Conservative Allocation Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  1.7%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 7.151%, 4/15/35 (1) 440,000 440
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  445,000 434
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  251,000 243
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  410,000 419
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 250,000 244
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 360,867 364
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class A2
5.19%, 7/21/31 (1) 375,000 378
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 215,000 225
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 155,000 156
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 130,000 133
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 6.449%, 12/26/31 (1) 216,861 217
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 6.849%, 12/26/31 (1) 208,521 209
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 98,177 96
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  1,050,000 1,024
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  260,000 248

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  65,000 66
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  235,000 238
CarMax Auto Owner Trust
Series 2024-3, Class A4
4.85%, 1/15/30  100,000 101
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  115,000 117
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  135,000 137
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 170,000 171
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 205,000 208
Carvana Auto Receivables Trust
Series 2024-N2, Class A3
5.71%, 7/10/28 (1) 330,000 334
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  315,000 324
CCG Receivables Trust
Series 2024-1, Class A2
4.99%, 3/15/32 (1) 370,000 370
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 205,000 207
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 6.512%, 10/20/31 (1) 432,770 433
CyrusOne Data Centers Issuer I
Series 2024-1A, Class A2
4.76%, 3/22/49 (1) 155,000 150
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 930,000 894
CyrusOne Data Centers Issuer I
Series 2024-3A, Class A2
4.65%, 5/20/49 (1) 350,000 325

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 110,000 113
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 170,000 171
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 40,000 40
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 127,575 126
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 254,400 243
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 145,622 150
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 117,083 120
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.786%, 1/17/37 (1) 270,000 270
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 345,000 347
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 260,000 265
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 150,000 152
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 105,000 107
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  505,000 505
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  90,000 92
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  345,000 346

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ford Credit Auto Lease Trust
Series 2024-A, Class A4
5.05%, 6/15/27  110,000 111
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  200,000 202
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 900,000 911
Golub Capital Partners
Series 2022-60A, Class AR, CLO, FRN
3M TSFR + 1.31%, 6.595%, 10/25/34 (1) 280,000 280
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 232,800 205
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 568,575 588
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 104,000 103
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 330,000 323
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 100,000 102
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 130,000 133
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 103
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 140,000 142
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 102
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 295,001 299
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A4
5.07%, 2/15/28 (1) 135,000 136

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.852%, 4/22/37 (1) 450,000 451
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 6.698%, 7/15/35 (1) 400,000 400
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 6.582%, 10/20/34 (1) 320,000 320
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29 (1) 140,000 142
Kubota Credit Owner Trust
Series 2024-2A, Class A3
5.26%, 11/15/28 (1) 250,000 255
Kubota Credit Owner Trust
Series 2024-2A, Class A4
5.19%, 5/15/30 (1) 135,000 138
Madison Park Funding LXI
Series 2023-61A, Class A, CLO, FRN
3M TSFR + 1.73%, 7.012%, 1/20/37 (1) 325,000 326
MidOcean Credit VI
Series 2016-6A, Class ARRR, CLO, FRN
3M TSFR + 1.23%, 6.512%, 4/20/33 (1) 435,000 435
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.009%, 10/18/33 (1) 410,000 411
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 135,000 128
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 585,000 593
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 506,067 509
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 123,110 127
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 94,384 97
Navient Private Education Loan Trust
Series 2018-BA, Class A2A
3.61%, 12/15/59 (1) 89,497 88

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 450,000 386
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 245,000 248
Nissan Auto Lease Trust
Series 2024-A, Class A4
4.97%, 9/15/28  145,000 146
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 6.363%, 11/13/31 (1) 396,249 397
Oaktree
Series 2022-2A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.851%, 7/15/33 (1) 610,000 611
OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M TSFR + 1.382%, 6.664%, 7/20/29 (1) 200,184 200
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 7.194%, 7/20/29 (1) 475,000 475
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 64,277 64
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 140,000 144
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 103
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 238,630 240
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.768%, 11/15/36 (1) 400,000 401
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 120,000 121
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/9/29 (1) 495,000 456
RR 12
Series 2020-12A, Class AAR3, CLO, FRN
3M TSFR + 1.25%, 6.551%, 1/15/36 (1) 440,000 440

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.851%, 4/15/37 (1) 595,000 596
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 15,639 16
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 250,000 253
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  285,000 277
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  385,000 383
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  850,000 847
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 160,000 161
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 150,000 151
SCF Equipment Leasing
Series 2024-1A, Class A3
5.52%, 1/20/32 (1) 305,000 312
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 595,000 608
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 504,154 451
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 115,000 116
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 60,000 61
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 305,000 311
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 65,000 67

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 425,958 405
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 6.501%, 10/15/31 (1) 801,608 802
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 7.132%, 4/22/35 (1) 380,000 380
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 6.501%, 7/15/30 (1) 530,000 530
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 529,671 528
Tricon Residential Trust
Series 2024-SFR3, Class A
4.50%, 8/17/41 (1) 335,000 329
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 6.464%, 1/20/32 (1) 670,000 670
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 6.615%, 1/25/34 (1) 945,000 946
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 166,734 169
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 125,000 127
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  250,000 250
Wise
Series 2024-2A, Class A, CLO, FRN
3M TSFR + 1.46%, 6.76%, 7/15/37 (1) 490,000 490
Total Asset-Backed Securities (Cost $34,697) 34,780
BOND MUTUAL FUNDS  25.5%
T. Rowe Price Dynamic Global Bond Fund - I Class, 4.54% (2)
(3) 14,643,007 112,751
T. Rowe Price Inflation Protected Bond Fund - I Class,
2.18% (2)(3) 1,026,182 10,970
T. Rowe Price Institutional Emerging Markets Bond Fund,
5.86% (2)(3) 15,201,731 103,980

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 8.46% (2)(3) 3,831,069 36,242
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.66% (2)(3) 12,036,346 95,087
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.34% (2)(3) 12,897,907 109,632
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 2.15% (2)(3) 973,796 4,645
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.25% (2)(3) 4,155,668 32,082
Total Bond Mutual Funds (Cost $564,038) 505,389
COMMON STOCKS  35.7%
COMMUNICATION SERVICES  2.5%
Diversified Telecommunication Services  0.2%
BT Group (GBP) (4) 553,048 1,016
Frontier Communications Parent (5) 8,757 252
KT (KRW)  24,737 717
Nippon Telegraph & Telephone (JPY)  1,658,800 1,773
3,758
Entertainment  0.4%
Atlanta Braves Holdings, Class C (5) 1,517 65
Electronic Arts  7,739 1,175
Liberty Media Corp-Liberty Live, Class C (5) 12,227 494
Netflix (5) 6,884 4,828
Sea, ADR (5) 5,580 437
6,999
Interactive Media & Services  1.4%
Alphabet, Class A  12,077 1,973
Alphabet, Class C  93,302 15,405
LY (JPY)  141,600 388
Match Group (5) 2,101 78
Meta Platforms, Class A  18,441 9,614
NAVER (KRW)  4,616 586
Reddit, Class A (5) 2,933 176
Tencent Holdings (HKD)  7,100 344
Vimeo (5) 32,336 173
28,737
Media  0.2%
Comcast, Class A  41,771 1,653
CyberAgent (JPY)  71,300 495

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WPP (GBP)  113,134 1,084
3,232
Wireless Telecommunication Services  0.3%
T-Mobile U.S.  25,247 5,017
5,017
Total Communication Services 47,743
CONSUMER DISCRETIONARY  3.5%
Automobile Components  0.2%
Autoliv, SDR (SEK)  8,882 899
Denso (JPY)  67,100 1,042
Dowlais Group (GBP)  197,933 170
Magna International  16,978 713
Modine Manufacturing (5) 1,643 200
Stanley Electric (JPY)  19,500 375
3,399
Automobiles  0.3%
Honda Motor (JPY)  34,800 384
Suzuki Motor (JPY)  67,700 796
Tesla (5) 12,126 2,596
Toyota Motor (JPY)  103,300 1,973
5,749
Broadline Retail  1.0%
Alibaba Group Holding, ADR  3,242 270
Amazon.com (5) 100,349 17,912
Etsy (5) 119 7
Next (GBP)  9,880 1,325
Ollie's Bargain Outlet Holdings (5) 838 75
Savers Value Village (5) 8,224 73
19,662
Diversified Consumer Services  0.0%
Bright Horizons Family Solutions (5) 2,464 347
Duolingo (5) 617 131
Strategic Education  2,818 272
750
Hotels, Restaurants & Leisure  0.8%
Amadeus IT Group (EUR)  14,793 998
BJ's Restaurants (5) 3,079 94
Booking Holdings  980 3,831
Caesars Entertainment (5) 4,323 163
Cava Group (5) 1,779 203
Chipotle Mexican Grill (5) 25,450 1,427

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Compass Group (GBP)  59,220 1,872
DoorDash, Class A (5) 3,849 495
Dutch Bros, Class A (5) 6,983 217
Hilton Worldwide Holdings  7,304 1,604
McDonald's  11,247 3,247
Papa John's International  5,497 260
Red Rock Resorts, Class A  3,799 221
Shake Shack, Class A (5) 2,369 236
Six Flags Entertainment  1,059 46
Wyndham Hotels & Resorts  3,453 272
15,186
Household Durables  0.2%
Champion Homes (5) 4,374 409
Installed Building Products  573 127
Panasonic Holdings (JPY)  86,700 729
Persimmon (GBP)  30,638 664
Sony Group (JPY)  17,100 1,665
3,594
Specialty Retail  0.8%
Advance Auto Parts  6,276 284
AutoZone (5) 482 1,534
Burlington Stores (5) 806 216
Caleres  4,847 204
Carvana (5) 12,981 1,955
Five Below (5) 2,068 156
Floor & Decor Holdings, Class A (5) 568 64
Home Depot  4,592 1,692
Kingfisher (GBP)  330,160 1,241
Lowe's  6,748 1,677
O'Reilly Automotive (5) 1,016 1,148
RH (5) 754 191
Ross Stores  5,195 782
TJX  20,897 2,451
Tractor Supply  5,415 1,449
15,044
Textiles, Apparel & Luxury Goods  0.2%
Cie Financiere Richemont, Class A (CHF)  6,838 1,080
Kering (EUR)  1,820 522
Lululemon Athletica (5) 824 214
Moncler (EUR)  13,955 856
NIKE, Class B  966 80
Samsonite International (HKD)  145,200 367

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Skechers USA, Class A (5) 3,100 212
3,331
Total Consumer Discretionary 66,715
CONSUMER STAPLES  2.3%
Beverages  0.5%
Boston Beer, Class A (5) 1,039 282
Coca-Cola  65,739 4,764
Diageo (GBP)  31,433 1,026
Heineken (EUR)  13,566 1,224
Keurig Dr Pepper  83,938 3,073
Kirin Holdings (JPY)  27,600 417
10,786
Consumer Staples Distribution & Retail  0.4%
Dollar General  5,609 465
Dollar Tree (5) 11,085 937
Seven & i Holdings (JPY)  95,100 1,370
Walmart  56,467 4,361
Welcia Holdings (JPY) (4) 13,000 179
7,312
Food Products  0.4%
Barry Callebaut (CHF)  225 364
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $100 (5)(6)(7) 5,395 20
Mondelez International, Class A  20,991 1,508
Nestle (CHF)  38,976 4,180
Post Holdings (5) 2,815 326
Simply Good Foods (5) 9,158 289
Utz Brands  11,770 199
Wilmar International (SGD)  318,100 765
7,651
Household Products  0.5%
Colgate-Palmolive  42,315 4,507
Procter & Gamble  26,743 4,587
9,094
Personal Care Products  0.5%
BellRing Brands (5) 5,142 287
Inter Parfums  1,791 231
Kenvue  215,479 4,730
L'Oreal (EUR)  3,206 1,406
Puig Brands, Class B (EUR) (5) 15,277 428

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Unilever (GBP)  55,330 3,587
10,669
Total Consumer Staples 45,512
ENERGY  1.6%
Energy Equipment & Services  0.3%
Cactus, Class A  3,414 203
Expro Group Holdings (5) 13,574 270
Halliburton  10,499 327
Liberty Energy  8,422 173
Schlumberger  92,406 4,065
TechnipFMC  50,567 1,357
Weatherford International  5,118 537
6,932
Oil, Gas & Consumable Fuels  1.3%
Antero Resources (5) 8,267 223
Chesapeake Energy  17,725 1,320
Chevron  12,962 1,918
ConocoPhillips  36,244 4,124
Diamondback Energy  12,196 2,380
DT Midstream  2,871 226
EQT  86,845 2,910
Equinor (NOK)  72,998 1,959
Exxon Mobil  23,698 2,795
Kimbell Royalty Partners  7,042 113
Magnolia Oil & Gas, Class A  13,386 343
Matador Resources  2,461 140
Range Resources  73,333 2,191
Shell, ADR  23,784 1,704
Sitio Royalties, Class A  2,854 63
Southwestern Energy (5) 69,934 446
TotalEnergies (EUR)  37,438 2,575
Viper Energy  5,354 255
Williams  18,101 828
26,513
Total Energy 33,445
FINANCIALS  5.8%
Banks  1.9%
ANZ Group Holdings (AUD)  38,288 786
Banc of California  15,801 225
Bank of America  85,017 3,465
Blue Foundry Bancorp (5) 4,222 47

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BNP Paribas (EUR)  13,521 935
Cadence Bank  9,737 314
Capitol Federal Financial  21,052 127
Citigroup  20,131 1,261
Columbia Banking System  12,924 325
CRB Group, Acquisition Date: 4/14/22, Cost $21 (5)(6)(7) 199 15
CrossFirst Bankshares (5) 9,665 168
DBS Group Holdings (SGD)  32,963 921
Dime Community Bancshares  5,463 142
DNB Bank (NOK)  91,975 1,943
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19 - 4/5/24, Cost $28 (5)(6)(7) 2,772 49
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $12 (5)(6)(7) 1,185 21
East West Bancorp  10,488 882
Eastern Bankshares  11,918 202
Equity Bancshares, Class A  4,139 169
FB Financial  5,876 283
First Bancshares  5,809 199
Five Star Bancorp  6,496 189
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $41 (5)(6)(7) 4,129 19
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (5)(6)(7) 803 1
HarborOne Bancorp  7,240 96
HDFC Bank (INR)  46,874 917
Home BancShares  7,020 195
Huntington Bancshares  125,939 1,885
ING Groep (EUR)  116,346 2,115
Intesa Sanpaolo (EUR)  295,029 1,233
JPMorgan Chase  37,140 8,349
Kearny Financial  8,582 59
KeyCorp  50,200 856
Live Oak Bancshares  7,132 307
Mitsubishi UFJ Financial Group (JPY)  131,500 1,387
National Bank of Canada (CAD)  18,060 1,655
Origin Bancorp  5,142 172
Pacific Premier Bancorp  6,153 158
Pinnacle Financial Partners  4,047 403
PNC Financial Services Group  1,913 354
Popular  2,092 214
Prosperity Bancshares  3,687 271
SouthState  4,687 455
Standard Chartered (GBP)  103,816 1,068

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sumitomo Mitsui Trust Holdings (JPY)  22,178 553
Svenska Handelsbanken, Class A (SEK)  87,750 905
Texas Capital Bancshares (5) 4,244 285
United Overseas Bank (SGD)  54,300 1,305
Wells Fargo  7,655 448
Western Alliance Bancorp  3,879 317
38,650
Capital Markets  0.8%
Bridgepoint Group (GBP)  132,321 531
Brookfield (CAD)  22,448 1,129
Cboe Global Markets  3,844 789
Charles Schwab  52,910 3,444
CME Group  3,977 858
CVC Capital Partners (EUR) (5) 29,625 626
Goldman Sachs Group  6,655 3,396
Hamilton Lane, Class A  1,407 215
Julius Baer Group (CHF)  16,810 984
LPL Financial Holdings  4,545 1,020
Macquarie Group (AUD)  6,236 908
Morgan Stanley  6,357 659
MSCI  217 126
S&P Global  1,389 713
StepStone Group, Class A  3,347 183
Stifel Financial  2,466 217
TMX Group (CAD)  18,666 595
16,393
Consumer Finance  0.2%
American Express  13,778 3,564
Encore Capital Group (5) 3,334 167
PRA Group (5) 3,314 77
3,808
Financial Services  1.4%
Adyen (EUR) (5) 487 719
Berkshire Hathaway, Class B (5) 13,627 6,486
Challenger (AUD)  62,969 292
Corebridge Financial  21,386 632
Corpay (5) 2,644 834
Edenred (EUR)  10,289 433
Fiserv (5) 18,899 3,300
Mastercard, Class A  7,680 3,712
Mitsubishi HC Capital (JPY)  58,700 424
PennyMac Financial Services  6,315 682

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Toast, Class A (5) 6,289 156
Visa, Class A  34,215 9,456
27,126
Insurance  1.5%
AIA Group (HKD)  137,400 968
Allstate  16,236 3,068
Assurant  2,345 460
AXA (EUR)  71,304 2,714
Axis Capital Holdings  596 48
Chubb  8,989 2,554
Definity Financial (CAD)  12,714 472
First American Financial  3,389 216
Goosehead Insurance, Class A (5) 3,698 312
Hanover Insurance Group  1,495 220
Mandatum (EUR)  52,993 251
Marsh & McLennan  9,622 2,189
MetLife  11,917 923
Munich Re (EUR)  5,750 3,111
Oscar Health, Class A (5) 24,148 442
Progressive  12,152 3,065
RLI  1,502 231
Sampo, Class A (EUR)  28,716 1,280
Selective Insurance Group  3,264 297
Storebrand (NOK)  98,320 1,059
Sun Life Financial (CAD)  23,888 1,302
Tokio Marine Holdings (JPY)  55,900 2,127
Travelers  6,020 1,373
TWFG (5) 2,176 62
White Mountains Insurance Group  137 253
Zurich Insurance Group (CHF)  2,808 1,630
30,627
Total Financials 116,604
HEALTH CARE  5.3%
Biotechnology  0.5%
AbbVie  9,223 1,811
ACELYRIN (5) 18,456 88
Akero Therapeutics (5) 1,753 48
Amgen  3,725 1,244
Arcellx (5) 2,598 179
Argenx, ADR (5) 1,711 885
Arrowhead Pharmaceuticals (5) 7,261 173
Black Diamond Therapeutics (5) 17,605 107

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Blueprint Medicines (5) 2,223 212
Celldex Therapeutics (5) 3,519 145
Centessa Pharmaceuticals, ADR (5) 4,818 65
Crinetics Pharmaceuticals (5) 3,515 187
CRISPR Therapeutics (5) 1,253 60
Cytokinetics (5) 8,209 469
Erasca (5) 25,351 73
Genmab (DKK) (5) 1,999 556
Immatics (5) 11,247 125
Immunocore Holdings, ADR (5) 10,044 360
Immunovant (5) 7,511 232
Insmed (5) 4,552 348
Ionis Pharmaceuticals (5) 4,126 197
Iovance Biotherapeutics (5) 10,304 120
Merus (5) 1,460 74
Nurix Therapeutics (5) 4,281 108
Prime Medicine (5) 5,544 24
Regeneron Pharmaceuticals (5) 932 1,104
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (5)(7) 740 2
Tango Therapeutics (5) 7,033 83
Vaxcyte (5) 5,252 424
Xenon Pharmaceuticals (5) 2,115 85
9,588
Health Care Equipment & Supplies  0.6%
Alcon (CHF)  8,553 833
Becton Dickinson & Company  4,400 1,066
Elekta, Class B (SEK) (4) 68,938 471
EssilorLuxottica (EUR)  4,197 995
GE HealthCare Technologies  6,870 583
Haemonetics (5) 6,219 470
Intuitive Surgical (5) 5,304 2,613
Koninklijke Philips (EUR) (5) 44,353 1,336
Masimo (5) 3,761 442
Neogen (5) 16,683 288
Novocure (5) 6,519 127
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $114 (5)(6)
(7) 30,352 12
Penumbra (5) 1,333 270
PROCEPT BioRobotics (5) 3,368 266
QuidelOrtho (5) 4,730 200
Siemens Healthineers (EUR)  25,600 1,492

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stryker  2,472 891
12,355
Health Care Providers & Services  1.5%
Alignment Healthcare (5) 10,743 97
Cencora  17,366 4,160
Cigna Group  4,145 1,500
Concentra Group Holdings Parent (5) 5,429 133
Elevance Health  10,850 6,042
Fresenius (EUR) (5) 26,029 961
HCA Healthcare  2,258 893
Humana  1,646 583
Molina Healthcare (5) 4,563 1,596
NeoGenomics (5) 21,357 353
Privia Health Group (5) 14,894 300
Progyny (5) 9,654 227
Quest Diagnostics  7,831 1,229
RadNet (5) 1,577 105
Select Medical Holdings  4,322 156
Tenet Healthcare (5) 10,634 1,764
UnitedHealth Group  16,844 9,941
30,040
Health Care Technology  0.0%
Certara (5) 10,206 125
Doximity, Class A (5) 5,865 216
Waystar Holding (5) 7,783 212
553
Life Sciences Tools & Services  0.7%
10X Genomics, Class A (5) 6,625 155
Bruker  8,143 547
Danaher  9,922 2,672
Evotec (EUR) (4)(5) 19,479 144
Mettler-Toledo International (5) 947 1,363
Repligen (5) 526 79
Revvity  10,903 1,336
Sotera Health (5) 21,430 331
Stevanato Group  12,216 267
Thermo Fisher Scientific  10,384 6,387
13,281
Pharmaceuticals  2.0%
Astellas Pharma (JPY)  80,200 997
AstraZeneca, ADR  78,841 6,908
Bayer (EUR)  18,996 586

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bristol-Myers Squibb  16,753 837
Chugai Pharmaceutical (JPY)  18,200 919
Elanco Animal Health (5) 39,411 610
Eli Lilly  8,966 8,607
Johnson & Johnson  25,207 4,181
Merck  28,969 3,431
Neumora Therapeutics (5) 8,093 93
Novartis (CHF)  22,671 2,739
Novo Nordisk, Class B (DKK)  22,113 3,072
Rapport Therapeutics (5) 3,061 66
Roche Holding (CHF)  7,687 2,602
Sanofi (EUR)  23,412 2,628
Shionogi (JPY)  8,300 387
Structure Therapeutics, ADR (5) 2,562 98
Zoetis  2,996 550
39,311
Total Health Care 105,128
INDUSTRIALS & BUSINESS SERVICES  4.3%
Aerospace & Defense  0.6%
Boeing (5) 1,300 226
Cadre Holdings  2,722 99
General Dynamics  9,103 2,725
General Electric  15,993 2,793
L3Harris Technologies  5,946 1,407
Leonardo DRS (5) 11,382 325
Loar Holdings (5) 1,067 79
Melrose Industries (GBP)  177,297 1,126
Northrop Grumman  1,675 877
Safran (EUR)  6,865 1,504
TransDigm Group  352 483
11,644
Air Freight & Logistics  0.1%
FedEx  3,849 1,150
1,150
Building Products  0.1%
AAON  2,320 222
AZZ  5,881 489
CSW Industrials  689 233
Owens Corning  2,500 422
Simpson Manufacturing  369 67
Zurn Elkay Water Solutions  5,552 180
1,613

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Commercial Services & Supplies  0.3%
BrightView Holdings (5) 13,623 218
Casella Waste Systems, Class A (5) 2,014 217
Cintas  477 384
Element Fleet Management (CAD)  79,701 1,653
Rentokil Initial (GBP)  36,500 233
Republic Services  10,877 2,265
Tetra Tech  889 211
Veralto  1,189 134
VSE  2,541 236
5,551
Construction & Engineering  0.1%
API Group (5) 6,151 219
Arcosa  3,696 338
WillScot Holdings (5) 5,781 223
Worley (AUD)  76,249 783
1,563
Electrical Equipment  0.7%
ABB (CHF)  38,472 2,213
AMETEK  22,645 3,874
GE Vernova (5) 1,289 259
Legrand (EUR)  12,644 1,416
Mitsubishi Electric (JPY)  76,300 1,285
Prysmian (EUR)  27,069 1,907
Rockwell Automation  6,353 1,728
Thermon Group Holdings (5) 7,203 226
12,908
Ground Transportation  0.5%
Central Japan Railway (JPY)  26,300 609
CSX  92,939 3,185
Landstar System  769 140
Norfolk Southern  7,028 1,800
Old Dominion Freight Line  14,940 2,880
Saia (5) 1,132 426
Union Pacific  7,279 1,864
10,904
Industrial Conglomerates  0.4%
DCC (GBP)  10,579 748
Roper Technologies  1,716 951
Siemens (EUR)  28,059 5,278
6,977

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Machinery  0.9%
Crane  1,809 287
Cummins  7,845 2,454
Deere  6,891 2,658
Dover  11,259 2,095
Enerpac Tool Group  6,456 266
Enpro  1,989 320
Esab  4,865 511
ESCO Technologies  1,907 229
Federal Signal  3,866 365
Graco  2,545 212
Ingersoll Rand  11,356 1,039
John Bean Technologies  1,230 110
KION Group (EUR)  11,928 465
Mueller Water Products, Class A  9,990 214
Parker-Hannifin  2,019 1,212
RBC Bearings (5) 1,985 591
Sandvik (SEK)  46,051 981
SMC (JPY)  900 417
Spirax Group (GBP)  1,284 131
SPX Technologies (5) 3,164 516
THK (JPY)  19,200 357
Toro  711 66
Westinghouse Air Brake Technologies  13,819 2,343
17,839
Professional Services  0.3%
Admiral Acquisition SPAC/Acuren PIPE, Acquisition Date:
7/11/24, Cost $119 (5)(7)(8) 11,898 113
Booz Allen Hamilton Holding  8,398 1,333
Broadridge Financial Solutions  1,964 418
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $36 (5)(6)(7) 4,755 21
Equifax  3,755 1,153
NV5 Global (5) 266 26
Parsons (5) 5,060 483
Paycor HCM (5) 14,326 203
Paylocity Holding (5) 1,135 183
Recruit Holdings (JPY)  21,000 1,310
TechnoPro Holdings (JPY)  31,900 645
Teleperformance (EUR)  4,208 458
Verra Mobility (5) 7,012 194
6,540

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Trading Companies & Distributors  0.3%
Ashtead Group (GBP)  9,524 678
Beacon Roofing Supply (5) 4,563 413
Bunzl (GBP)  22,576 1,054
Ferguson Enterprises  4,735 974
FTAI Aviation  4,024 514
GMS (5) 3,219 279
Mitsubishi (JPY)  39,200 816
Rush Enterprises, Class A  3,975 210
SiteOne Landscape Supply (5) 4,346 617
Sumitomo (JPY)  51,800 1,232
Transcat (5) 467 58
6,845
Total Industrials & Business Services 83,534
INFORMATION TECHNOLOGY  7.8%
Communications Equipment  0.1%
Telefonaktiebolaget LM Ericsson, Class B (SEK)  134,660 1,005
1,005
Electronic Equipment, Instruments & Components  0.7%
Amphenol, Class A  31,817 2,146
Cognex  2,663 108
CTS  4,670 230
Hamamatsu Photonics (JPY)  14,100 376
Insight Enterprises (5) 1,709 371
Keysight Technologies (5) 22,933 3,534
Largan Precision (TWD)  4,000 390
Mirion Technologies (5) 40,651 441
Murata Manufacturing (JPY)  28,900 606
Napco Security Technologies  3,651 169
Novanta (5) 1,280 235
Omron (JPY)  9,700 402
PAR Technology (5) 14,955 807
TE Connectivity  27,610 4,241
Teledyne Technologies (5) 1,092 473
Vontier  6,197 217
14,746
IT Services  0.1%
Globant (5) 785 159
MongoDB (5) 1,766 513
Nomura Research Institute (JPY)  23,700 797
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $9 (5)(6)
(7) 198 16

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Shopify, Class A (5) 11,636 862
Snowflake, Class A (5) 1,397 160
Themis Solutions, Acquisition Date: 4/14/21, Cost $21 (5)(6)(7) 960 33
2,540
Semiconductors & Semiconductor Equipment  3.2%
Advanced Micro Devices (5) 24,117 3,583
Allegro MicroSystems (5) 2,614 64
Analog Devices  14,509 3,407
ASML Holding (EUR)  3,866 3,487
ASML Holding  1,879 1,698
Broadcom  21,310 3,470
Diodes (5) 2,074 145
Entegris  363 42
KLA  2,643 2,166
Lam Research  949 779
Lattice Semiconductor (5) 12,461 590
MACOM Technology Solutions Holdings (5) 2,035 222
Monolithic Power Systems  1,139 1,065
NVIDIA  242,400 28,935
NXP Semiconductors  6,067 1,555
Onto Innovation (5) 1,125 240
Power Integrations  4,067 273
QUALCOMM  12,944 2,269
Renesas Electronics (JPY)  39,600 689
Taiwan Semiconductor Manufacturing (TWD)  139,719 4,136
Taiwan Semiconductor Manufacturing, ADR  4,039 694
Texas Instruments  13,427 2,878
Tokyo Electron (JPY)  6,400 1,152
63,539
Software  2.3%
Agilysys (5) 1,691 191
Altair Engineering, Class A (5) 2,219 200
Amplitude, Class A (5) 25,711 227
Appfolio, Class A (5) 288 67
Atlassian, Class A (5) 1,968 326
Aurora Innovation (5) 55,647 260
BILL Holdings (5) 3,233 176
Braze, Class A (5) 5,616 251
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $283 (5)(6)
(7) 166 184
CCC Intelligent Solutions Holdings (5) 30,959 334
Confluent, Class A (5) 4,767 101
Crowdstrike Holdings, Class A (5) 1,348 374

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Datadog, Class A (5) 2,092 243
Descartes Systems Group (5) 4,545 459
DoubleVerify Holdings (5) 13,540 267
Fortinet (5) 1,305 100
Gusto, Acquisition Date: 10/4/21, Cost $90 (5)(6)(7) 3,136 58
Intapp (5) 8,477 392
Intuit  2,145 1,352
JFrog (5) 6,165 171
Manhattan Associates (5) 243 64
Microsoft  72,349 30,180
Onestream (5) 2,311 72
PTC (5) 5,873 1,052
QXO  33,118 457
SAP (EUR)  11,048 2,424
ServiceNow (5) 3,824 3,270
Socure, Acquisition Date: 12/22/21, Cost $16 (5)(6)(7) 1,018 4
Synopsys (5) 2,859 1,485
Varonis Systems (5) 4,421 250
Vertex, Class A (5) 3,244 126
Workiva (5) 4,681 366
45,483
Technology Hardware, Storage & Peripherals  1.4%
Apple  112,852 25,843
Samsung Electronics (KRW)  38,524 2,140
27,983
Total Information Technology 155,296
MATERIALS  1.4%
Chemicals  0.7%
Air Liquide (EUR)  8,175 1,526
Akzo Nobel (EUR)  11,012 705
Asahi Kasei (JPY)  73,900 523
BASF (EUR)  14,313 728
Cabot  1,345 141
Covestro (EUR) (5) 11,899 729
Element Solutions  14,838 397
HB Fuller  3,437 294
Johnson Matthey (GBP)  26,855 578
Linde  7,345 3,513
Mosaic  26,675 762
Sherwin-Williams  10,074 3,721
Umicore (EUR) (4) 21,924 275
13,892

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Construction Materials  0.0%
Martin Marietta Materials  1,575 841
841
Containers & Packaging  0.2%
International Paper  62,453 3,024
Sealed Air  3,388 118
3,142
Metals & Mining  0.4%
Antofagasta (GBP)  44,792 1,094
BHP Group (AUD)  24,932 687
BHP Group (GBP) (4) 32,213 884
Constellium (5) 23,133 388
ERO Copper (CAD) (4)(5) 13,693 282
Franco-Nevada  5,988 731
Freeport-McMoRan  15,721 696
IGO (AUD)  85,457 319
Osisko Gold Royalties  7,076 122
Pilbara Minerals (AUD)  236,605 474
Royal Gold  1,794 251
South32 (AUD)  185,512 391
Southern Copper  12,006 1,221
Wheaton Precious Metals  12,647 782
8,322
Paper & Forest Products  0.1%
Louisiana-Pacific  2,161 210
Stora Enso, Class R (EUR)  50,317 650
West Fraser Timber (CAD)  2,339 207
1,067
Total Materials 27,264
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
West Affum DBA Kestra, Class A, Acquisition Date: 7/15/24,
Cost $48 (5)(6)(7) 3,294 48
Total Miscellaneous 48
REAL ESTATE  0.5%
Health Care Real Estate Investment Trusts  0.0%
Healthcare Realty Trust, REIT  11,679 208
208

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hotel & Resort Real Estate Investment Trusts  0.0%
Ryman Hospitality Properties, REIT  1,494 155
155
Industrial Real Estate Investment Trusts  0.0%
EastGroup Properties, REIT  1,638 305
Rexford Industrial Realty, REIT  4,186 213
Terreno Realty, REIT  5,707 394
912
Office Real Estate Investment Trusts  0.0%
Great Portland Estates (GBP)  80,113 354
354
Real Estate Management & Development  0.1%
Colliers International Group  2,177 314
DigitalBridge Group  30,501 381
FirstService  2,661 479
Howard Hughes Holdings (5) 1,800 135
Mitsui Fudosan (JPY)  146,200 1,584
2,893
Residential Real Estate Investment Trusts  0.1%
Equity LifeStyle Properties, REIT  11,547 840
Flagship Communities REIT  7,506 114
Independence Realty Trust, REIT  23,626 491
1,445
Retail Real Estate Investment Trusts  0.1%
Scentre Group (AUD)  433,108 1,003
1,003
Specialized Real Estate Investment Trusts  0.2%
CubeSmart, REIT  8,432 437
Public Storage, REIT  9,092 3,125
Weyerhaeuser, REIT  8,699 265
3,827
Total Real Estate 10,797
UTILITIES  0.6%
Electric Utilities  0.2%
Constellation Energy  7,162 1,409
IDACORP  2,162 220
NextEra Energy  7,420 597
OGE Energy  6,070 240
TXNM Energy  7,722 317

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Xcel Energy  34,178 2,093
4,876
Gas Utilities  0.1%
Atmos Energy  16,171 2,114
Chesapeake Utilities  4,518 535
2,649
Independent Power & Renewable Electricity Producer  0.0%
Electric Power Development (JPY)  36,900 627
Talen Energy (5) 1,472 220
847
Multi-Utilities  0.3%
Ameren  17,382 1,434
Engie (EUR)  112,007 1,973
National Grid (GBP)  118,698 1,563
4,970
Water Utilities  0.0%
California Water Service Group  5,436 301
Middlesex Water  2,137 134
435
Total Utilities 13,777
Total Miscellaneous Common Stocks  0.1%  (9) 1,412
Total Common Stocks (Cost $375,282) 707,275
CONVERTIBLE BONDS  0.0%
Kardium, 10.00%, 12/31/26, Acquisition Date: 5/31/24,
Cost $33 (5)(6)(7) 32,600 33
Total Convertible Bonds (Cost $33) 33
CONVERTIBLE PREFERRED STOCKS  0.1%
CONSUMER DISCRETIONARY  0.0%
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $85 (5)(6)(7) 14,624 13
Total Consumer Discretionary 13
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $— (5)(6)(7) 14 —
Total Consumer Staples —

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $73 (5)
(6)(7) 699 51
Total Financials 51
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $41 (5)(6)(7) 14,745 54
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $63 (5)(6)(7) 7,833 28
82
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $45 (5)(6)
(7) 44,249 38
38
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $84 (5)(6)(7) 34,928 60
60
Life Sciences Tools & Services  0.0%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $41 (5)(6)(7) 3,497 29
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $46 (5)(6)(7) 5,249 10
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $61 (5)(6)(7) 4,451 207
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $92 (5)(6)(7) 2,075 96
342
Total Health Care 522
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $47 (5)(6)(7) 1,042 14
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $93 (5)(6)(7) 16,618 81
95
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $44 (5)(6)(7) 3,599 23
Flexe, Series D, Acquisition Date: 4/7/22, Cost $24 (5)(6)(7) 1,206 8
31

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $46 (5)(6)
(7) 2,189 4
4
Professional Services  0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $32 (5)(6)(7) 6,984 30
Checkr, Series D, Acquisition Date: 9/6/19, Cost $99 (5)(6)(7) 9,798 43
73
Total Industrials & Business Services 203
INFORMATION TECHNOLOGY  0.1%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $36 (5)(6)(7) 2,473 11
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $15 (5)(6)
(7) 777 3
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $— (5)
(6)(7) 3 —
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $40 (5)
(6)(7) 1,534 121
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $8 (5)
(6)(7) 75 6
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $5 (5)(6)(7) 220 7
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $— (5)(6)(7) 20 1
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $1 (5)(6)(7) 20 1
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $17 (5)(6)(7) 769 27
177
Software  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17 (5)(6)(7) 10 11
Databricks, Series G, Acquisition Date: 2/1/21, Cost $94 (5)(6)
(7) 1,581 138
Databricks, Series H, Acquisition Date: 8/31/21, Cost $261 (5)
(6)(7) 3,552 310
Databricks, Series I, Acquisition Date: 9/14/23, Cost $30 (5)(6)
(7) 401 35
Gusto, Series E, Acquisition Date: 7/13/21, Cost $132 (5)(6)(7) 4,351 81
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $102 (5)(6)(7) 7,799 32
Nuro, Series D, Acquisition Date: 10/29/21, Cost $44 (5)(6)(7) 2,102 9

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $43 (5)(6)(7) 8,514 45
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $58 (5)(6)(7) 9,270 53
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $6 (5)(6)(7) 705 4
Socure, Series A, Acquisition Date: 12/22/21, Cost $20 (5)(6)(7) 1,237 5
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $16 (5)(6)
(7) 1,015 4
Socure, Series B, Acquisition Date: 12/22/21, Cost $— (5)(6)(7) 18 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $38 (5)(6)(7) 2,353 10
737
Total Information Technology 914
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $56 (5)(6)(7) 1,182 61
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $79 (5)(6)(7) 1,910 37
98
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $48 (5)(6)(7) 1,739 128
128
Total Materials 226
Total Convertible Preferred Stocks (Cost $2,182) 1,929
CORPORATE BONDS  4.7%
6297782, 5.026%, 10/1/29 (1) 90,000 90
6297782, 5.584%, 10/1/34 (1) 105,000 104
AbbVie, 4.05%, 11/21/39  260,000 234
AbbVie, 4.50%, 5/14/35  527,000 517
AbbVie, 5.05%, 3/15/34  585,000 601
AerCap Ireland Capital, 3.30%, 1/30/32  680,000 603
AGCO, 5.80%, 3/21/34  95,000 97
Alexandria Real Estate Equities, 5.25%, 5/15/36  65,000 65
American Electric Power, 5.20%, 1/15/29  184,000 188
American Tower, 5.20%, 2/15/29  155,000 158
American Tower, 5.45%, 2/15/34  455,000 469
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  600,000 628
Aon, 2.80%, 5/15/30  145,000 132
Appalachian Power, 5.65%, 4/1/34  109,000 113
Arthur J Gallagher, 5.75%, 7/15/54  78,000 80

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Arthur J Gallagher, 6.75%, 2/15/54  475,000 545
Astrazeneca Finance, 5.00%, 2/26/34  580,000 596
AT&T, 3.50%, 9/15/53  279,000 197
Athene Global Funding, 5.526%, 7/11/31 (1) 410,000 418
Athene Global Funding, 5.684%, 2/23/26 (1) 585,000 590
Atlassian, 5.25%, 5/15/29  115,000 117
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  435,000 440
BAE Systems, 5.30%, 3/26/34 (1) 250,000 256
Baltimore Gas & Electric, 5.40%, 6/1/53  84,000 84
Bank of America, VR, 1.898%, 7/23/31 (10) 2,235,000 1,912
Bank of America, VR, 5.819%, 9/15/29 (10) 616,000 641
Bank of New York Mellon, VR, 6.474%, 10/25/34 (10) 460,000 511
BAT Capital, 2.259%, 3/25/28  66,000 61
BAT Capital, 4.54%, 8/15/47  97,000 79
BAT Capital, 6.00%, 2/20/34  225,000 238
BAT Capital, 6.343%, 8/2/30  37,000 40
BAT Capital, 7.081%, 8/2/53  490,000 553
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 425,000 451
Bayer U.S. Finance II, 4.25%, 12/15/25 (1) 210,000 208
Becton Dickinson & Company, 2.823%, 5/20/30  250,000 227
Bimbo Bakeries USA, 5.375%, 1/9/36 (1) 200,000 203
Bimbo Bakeries USA, 6.40%, 1/15/34 (1) 200,000 220
Boardwalk Pipelines, 3.40%, 2/15/31  330,000 298
Boeing, 3.25%, 2/1/28  90,000 85
Boeing, 3.75%, 2/1/50  117,000 80
Boeing, 5.04%, 5/1/27  600,000 600
Boeing, 6.388%, 5/1/31 (1) 195,000 205
Boeing, 6.528%, 5/1/34 (1) 450,000 476
Booz Allen Hamilton, 5.95%, 8/4/33  180,000 190
Boston Gas, 6.119%, 7/20/53 (1) 145,000 150
Bristol-Myers Squibb, 5.65%, 2/22/64  245,000 254
Bristol-Myers Squibb, 6.25%, 11/15/53  282,000 319
Brixmor Operating Partnership, 4.05%, 7/1/30  192,000 184
Brixmor Operating Partnership, 4.125%, 5/15/29  1,053,000 1,023
Broadcom, 3.419%, 4/15/33 (1) 421,000 374
Broadcom, 5.15%, 11/15/31  300,000 306
Burlington Northern Santa Fe, 5.50%, 3/15/55  330,000 344
CaixaBank, VR, 6.037%, 6/15/35 (1)(10) 455,000 473
CaixaBank, VR, 6.208%, 1/18/29 (1)(10) 505,000 524
CaixaBank, VR, 6.684%, 9/13/27 (1)(10) 400,000 414
Capital One Financial, 3.75%, 3/9/27  85,000 83
Capital One Financial, VR, 5.468%, 2/1/29 (10) 890,000 903
Capital One Financial, VR, 6.051%, 2/1/35 (10) 235,000 244

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capital One Financial, VR, 7.624%, 10/30/31 (10) 75,000 84
Carvana, 12.00%, 12/1/28, (9.00% Cash or 12.00% PIK) (1)(11) 99,496 103
Carvana, 13.00%, 6/1/30, (11.00% Cash or 13.00% PIK) (1)(11) 151,160 162
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(11) 180,979 206
CDW, 5.10%, 3/1/30  100,000 101
Cellnex Finance, 2.00%, 2/15/33 (EUR)  200,000 192
Cellnex Telecom, 1.75%, 10/23/30 (EUR) (4) 400,000 396
Centene, 2.50%, 3/1/31  505,000 430
Centene, 2.625%, 8/1/31  805,000 683
Centene, 4.25%, 12/15/27  85,000 83
Centene, 4.625%, 12/15/29  399,000 388
Charter Communications Operating, 2.80%, 4/1/31  470,000 398
Charter Communications Operating, 3.75%, 2/15/28  225,000 215
Charter Communications Operating, 5.25%, 4/1/53  510,000 416
Charter Communications Operating, 6.484%, 10/23/45  110,000 105
Charter Communications Operating, 6.65%, 2/1/34  500,000 521
Cheniere Energy, 4.625%, 10/15/28  170,000 168
Cheniere Energy, 5.65%, 4/15/34 (1) 380,000 391
Cheniere Energy Partners, 4.50%, 10/1/29  102,000 100
Cheniere Energy Partners, 5.75%, 8/15/34 (1) 575,000 596
Cheniere Energy Partners, 5.95%, 6/30/33  301,000 316
Citigroup, 4.45%, 9/29/27  125,000 124
Citigroup, VR, 5.827%, 2/13/35 (10) 1,470,000 1,510
CNO Financial Group, 5.25%, 5/30/25  187,000 187
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 420,000 430
Comcast, 3.25%, 11/1/39  360,000 288
Comcast, 5.65%, 6/1/54  680,000 707
Continental Resources, 4.375%, 1/15/28  85,000 83
Corebridge Financial, 3.85%, 4/5/29  90,000 87
Corebridge Financial, 3.90%, 4/5/32  430,000 396
Corebridge Global Funding, 5.20%, 1/12/29 (1) 80,000 82
Crown Castle, 5.80%, 3/1/34  210,000 220
Crown Castle Towers, 3.663%, 5/15/25 (1) 695,000 686
CVS Health, 5.05%, 3/25/48  729,000 646
CVS Health, 5.625%, 2/21/53  440,000 420
CVS Health, 5.70%, 6/1/34  620,000 634
CVS Health, 5.875%, 6/1/53  235,000 231
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 150,000 154
Danske Bank, VR, 3.244%, 12/20/25 (1)(10) 685,000 679
Danske Bank, VR, 5.705%, 3/1/30 (1)(10) 310,000 319
Deutsche Bank, VR, 3.961%, 11/26/25 (10) 290,000 289
Devon Energy, 5.20%, 9/15/34  1,010,000 1,001
Diamondback Energy, 5.15%, 1/30/30  130,000 133

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diamondback Energy, 5.40%, 4/18/34  590,000 603
Diamondback Energy, 5.75%, 4/18/54  245,000 244
Diamondback Energy, 5.90%, 4/18/64  250,000 250
Diamondback Energy, 6.25%, 3/15/53  205,000 218
DTE Energy, 4.875%, 6/1/28  80,000 81
DTE Energy, 5.10%, 3/1/29  585,000 597
Duke Energy, 6.10%, 9/15/53  254,000 273
Edison International, 6.95%, 11/15/29  75,000 82
Elevance Health, 5.125%, 2/15/53  220,000 208
Eli Lilly, 4.70%, 2/9/34  585,000 592
Enbridge, 5.625%, 4/5/34  310,000 321
Enbridge, 6.70%, 11/15/53  205,000 234
Energy Transfer, 5.55%, 5/15/34  225,000 231
Energy Transfer, 5.95%, 5/15/54  150,000 152
Energy Transfer, 6.40%, 12/1/30  280,000 304
Energy Transfer, 6.55%, 12/1/33  135,000 148
Engie, 5.25%, 4/10/29 (1) 200,000 205
Engie, 5.625%, 4/10/34 (1) 200,000 206
Eni, 5.50%, 5/15/34 (1) 290,000 297
Eni, 5.95%, 5/15/54 (1) 360,000 367
Eversource Energy, 5.85%, 4/15/31  295,000 310
Eversource Energy, 5.95%, 7/15/34  560,000 590
Exelon, 5.45%, 3/15/34  220,000 226
Fifth Third Bancorp, 3.95%, 3/14/28  155,000 152
Fifth Third Bancorp, VR, 5.631%, 1/29/32 (10) 135,000 138
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (10) 310,000 325
FirstEnergy, 2.65%, 3/1/30  348,000 314
FirstEnergy, Series B, 2.25%, 9/1/30  65,000 57
FirstEnergy, Series C, 3.40%, 3/1/50  448,000 318
Ford Motor, 9.625%, 4/22/30  70,000 83
Ford Motor Credit, 5.80%, 3/5/27  460,000 466
Ford Motor Credit, 6.798%, 11/7/28  200,000 210
Ford Motor Credit, 7.122%, 11/7/33  200,000 216
Freeport-McMoRan, 4.375%, 8/1/28  169,000 167
Freeport-McMoRan, 5.00%, 9/1/27  40,000 40
General Motors Financial, 5.55%, 7/15/29  290,000 298
Georgia Power, 4.95%, 5/17/33  445,000 450
Georgia Power, 5.25%, 3/15/34  285,000 293
GLP Capital, 3.35%, 9/1/24  120,000 120
Goldman Sachs Group, VR, 3.615%, 3/15/28 (10) 515,000 503
Goldman Sachs Group, VR, 3.691%, 6/5/28 (10) 170,000 165
Goldman Sachs Group, VR, 4.482%, 8/23/28 (10) 760,000 757
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (1) 290,000 299

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34 (1) 820,000 828
HCA, 2.375%, 7/15/31  185,000 157
HCA, 3.50%, 9/1/30  462,000 431
HCA, 5.45%, 9/15/34  195,000 197
Health Care Service A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 155,000 158
Health Care Service A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 200,000 204
Health Care Service A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 405,000 415
Healthcare Realty Holdings, 2.05%, 3/15/31  190,000 153
Healthcare Realty Holdings, 3.625%, 1/15/28  575,000 546
Home Depot, 4.95%, 6/25/34  395,000 404
Home Depot, 5.30%, 6/25/54  205,000 208
Humana, 4.875%, 4/1/30  332,000 336
Humana, 5.375%, 4/15/31  345,000 353
Humana, 5.75%, 4/15/54  140,000 141
Humana, 5.95%, 3/15/34  235,000 249
Huntington National Bank, VR, 5.699%, 11/18/25 (10) 250,000 250
Hyundai Capital America, 5.35%, 3/19/29 (1) 130,000 133
Hyundai Capital America, 5.40%, 1/8/31 (1) 80,000 82
Hyundai Capital America, 5.50%, 3/30/26 (1) 135,000 136
Hyundai Capital America, 6.50%, 1/16/29 (1) 170,000 181
Icon Investments Six, 5.849%, 5/8/29  200,000 209
Icon Investments Six, 6.00%, 5/8/34  200,000 211
Indianapolis Power & Light, 5.70%, 4/1/54 (1) 125,000 130
Ingersoll Rand, 5.314%, 6/15/31  185,000 191
Ingersoll Rand, 5.45%, 6/15/34  155,000 161
Ingersoll Rand, 5.70%, 6/15/54  64,000 66
Intel, 3.05%, 8/12/51  525,000 325
Intel, 3.25%, 11/15/49  732,000 474
Interpublic Group, 4.65%, 10/1/28  195,000 195
Invitation Homes Operating Partnership, 5.45%, 8/15/30  111,000 115
IPALCO Enterprises, 5.75%, 4/1/34  210,000 216
IQVIA, 6.25%, 2/1/29  340,000 360
Jackson Financial, 5.17%, 6/8/27  415,000 421
JPMorgan Chase, VR, 2.522%, 4/22/31 (10) 1,370,000 1,229
JPMorgan Chase, VR, 2.739%, 10/15/30 (10) 250,000 228
JPMorgan Chase, VR, 2.956%, 5/13/31 (10) 805,000 731
JPMorgan Chase, VR, 5.04%, 1/23/28 (10) 245,000 248
JPMorgan Chase, VR, 5.336%, 1/23/35 (10) 225,000 232
Kroger, 5.00%, 9/15/34  220,000 218
Kroger, 5.50%, 9/15/54  335,000 327
Las Vegas Sands, 3.50%, 8/18/26  210,000 204

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Las Vegas Sands, 5.90%, 6/1/27  85,000 87
Lowe's, 4.25%, 4/1/52  117,000 96
Lowe's, 5.625%, 4/15/53  200,000 202
Lowe's, 5.75%, 7/1/53  150,000 153
LSEGA Financing, 2.50%, 4/6/31 (1) 375,000 326
Mars, 4.75%, 4/20/33 (1) 420,000 417
Mattel, 5.875%, 12/15/27 (1) 410,000 414
Meta Platforms, 5.40%, 8/15/54  110,000 112
Meta Platforms, 5.60%, 5/15/53  580,000 609
Micron Technology, 5.327%, 2/6/29  226,000 231
Micron Technology, 6.75%, 11/1/29  290,000 316
MidAmerican Energy, 5.85%, 9/15/54  165,000 177
Morgan Stanley, VR, 5.123%, 2/1/29 (10) 1,095,000 1,113
Morgan Stanley, VR, 5.173%, 1/16/30 (10) 385,000 392
Motorola Solutions, 5.40%, 4/15/34  180,000 185
Netflix, 4.625%, 5/15/29 (EUR)  655,000 766
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 235,000 234
NiSource, 5.25%, 3/30/28  85,000 87
NRG Energy, 4.45%, 6/15/29 (1) 195,000 189
Occidental Petroleum, 5.55%, 10/1/34  180,000 183
Occidental Petroleum, 6.05%, 10/1/54  155,000 158
Occidental Petroleum, 6.125%, 1/1/31  349,000 367
Occidental Petroleum, 6.375%, 9/1/28  115,000 121
Occidental Petroleum, 6.625%, 9/1/30  75,000 81
Occidental Petroleum, 7.50%, 5/1/31  315,000 357
Occidental Petroleum, 8.875%, 7/15/30  960,000 1,130
ONEOK, 5.65%, 11/1/28  80,000 83
ONEOK, 5.80%, 11/1/30  240,000 254
ONEOK, 6.05%, 9/1/33  235,000 248
Owens Corning, 5.70%, 6/15/34  205,000 214
Owens Corning, 5.95%, 6/15/54  210,000 217
Pacific Gas & Electric, 2.10%, 8/1/27  156,000 145
Pacific Gas & Electric, 2.50%, 2/1/31  445,000 381
Pacific Gas & Electric, 3.50%, 8/1/50  150,000 105
Pacific Gas & Electric, 4.55%, 7/1/30  110,510 108
Pacific Gas & Electric, 5.80%, 5/15/34  325,000 335
Pacific Gas & Electric, 5.90%, 6/15/32  150,000 156
Pacific Gas & Electric, 6.70%, 4/1/53  145,000 160
Pacific Gas & Electric, 6.75%, 1/15/53  330,000 359
Pacific Gas & Electric, 6.95%, 3/15/34  235,000 262
PacifiCorp, 5.30%, 2/15/31  105,000 108
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 935,000 1,000
Pfizer Investment Enterprises, 5.30%, 5/19/53  275,000 276

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pfizer Investment Enterprises, 5.34%, 5/19/63  420,000 419
Philip Morris International, 5.125%, 2/15/30  285,000 293
PNC Financial Services Group, VR, 5.30%, 1/21/28 (10) 125,000 127
PNC Financial Services Group, VR, 6.875%, 10/20/34 (10) 315,000 354
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 200,000 211
Raizen Fuels Finance, 6.95%, 3/5/54 (1) 200,000 214
Revvity, 1.90%, 9/15/28  350,000 315
Revvity, 2.25%, 9/15/31  190,000 159
Revvity, 3.30%, 9/15/29  215,000 201
Rogers Communications, 3.80%, 3/15/32  275,000 253
Rogers Communications, 4.35%, 5/1/49  35,000 29
Rogers Communications, 4.55%, 3/15/52  650,000 548
Rogers Communications, 5.00%, 2/15/29  469,000 474
Rogers Communications, 5.30%, 2/15/34  525,000 527
Ross Stores, 1.875%, 4/15/31  480,000 403
Sabine Pass Liquefaction, 4.20%, 3/15/28  90,000 89
Santander Holdings USA, VR, 6.342%, 5/31/35 (10) 615,000 636
Sartorius Finance, 4.875%, 9/14/35 (EUR)  400,000 468
SBA Tower Trust, 1.84%, 4/15/27 (1) 560,000 514
SBA Tower Trust, 2.328%, 1/15/28 (1) 150,000 138
SBA Tower Trust, 2.593%, 10/15/31 (1) 455,000 385
Sempra, 3.40%, 2/1/28  85,000 82
Societe Generale, VR, 5.519%, 1/19/28 (1)(10) 259,000 261
Solventum, 5.40%, 3/1/29 (1) 400,000 408
Solventum, 5.60%, 3/23/34 (1) 490,000 500
Southern, 5.20%, 6/15/33  665,000 678
Southern, 5.70%, 3/15/34  515,000 544
Southern California Edison, 5.45%, 6/1/31  105,000 110
Southern California Edison, 5.70%, 3/1/53  225,000 232
Southwestern Public Service, 6.00%, 6/1/54  120,000 127
Sprint Capital, 6.875%, 11/15/28  540,000 585
Sprint Capital, 8.75%, 3/15/32  395,000 488
Standard Chartered, VR, 1.456%, 1/14/27 (1)(10) 275,000 262
Standard Chartered, VR, 5.905%, 5/14/35 (1)(10) 655,000 677
Stanley Black & Decker, 2.75%, 11/15/50  221,000 134
Sutter Health, 5.164%, 8/15/33  135,000 139
T-Mobile USA, 5.75%, 1/15/54  915,000 951
Targa Resources, 6.15%, 3/1/29  159,000 167
Targa Resources Partners, 5.00%, 1/15/28  85,000 85
Targa Resources Partners, 5.50%, 3/1/30  600,000 607
Targa Resources Partners, 6.875%, 1/15/29  101,000 104
U.S. Bancorp, VR, 5.384%, 1/23/30 (10) 170,000 174
U.S. Bancorp, VR, 5.678%, 1/23/35 (10) 635,000 658

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UBS Group, VR, 3.091%, 5/14/32 (1)(10) 490,000 434
UBS Group, VR, 6.537%, 8/12/33 (1)(10) 840,000 907
UnitedHealth Group, 4.50%, 4/15/33  420,000 415
UnitedHealth Group, 5.00%, 4/15/34  510,000 518
UnitedHealth Group, 5.05%, 4/15/53  377,000 362
UnitedHealth Group, 5.875%, 2/15/53  370,000 400
VF, 2.95%, 4/23/30  383,000 330
Vistra Operations, 6.00%, 4/15/34 (1) 130,000 136
Vistra Operations, 6.95%, 10/15/33 (1) 175,000 194
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 200,000 201
Volkswagen Group of America Finance, 5.60%, 3/22/34 (1) 335,000 344
Walt Disney, 3.60%, 1/13/51  230,000 179
Western Midstream Operating, 4.50%, 3/1/28  85,000 84
Western Midstream Operating, 6.35%, 1/15/29  80,000 84
Westlake, 1.625%, 7/17/29 (EUR)  525,000 527
Williams, 5.15%, 3/15/34  140,000 141
Xcel Energy, 3.40%, 6/1/30  475,000 445
Total Corporate Bonds (Cost $92,242) 93,063
EQUITY MUTUAL FUNDS  11.2%
T. Rowe Price Institutional Emerging Markets Equity Fund (2) 1,651,925 53,374
T. Rowe Price Multi-Strategy Total Return Fund - I Class (2) 11,910,484 113,983
T. Rowe Price Real Assets Fund - I Class (2) 3,685,730 55,728
Total Equity Mutual Funds (Cost $213,355) 223,085
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.3%
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53  345,000 362
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (1) 200,000 210
Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36 (1) 240,000 258
Freeport Indonesia, 5.315%, 4/14/32  410,000 411
Gaci First Investment, 4.875%, 2/14/35  430,000 425
Gaci First Investment, 5.125%, 2/14/53  715,000 650
Petroleos Mexicanos, 6.50%, 3/13/27  1,080,000 1,041
Republic of Bulgaria, 5.00%, 3/5/37  240,000 239
Republic of Panama, 7.50%, 3/1/31  735,000 788
Republic of Peru, 5.375%, 2/8/35  220,000 223
Republic of Peru, 5.875%, 8/8/54  180,000 188
Republic of Romania, 5.875%, 1/30/29 (1) 460,000 470
Saudi Arabian Oil, 5.25%, 7/17/34 (1) 200,000 205
Saudi Arabian Oil, 5.75%, 7/17/54 (1) 300,000 301
United Mexican States, 5.00%, 5/7/29  425,000 425

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
United Mexican States, 6.00%, 5/7/36  400,000 404
Total Foreign Government Obligations & Municipalities
(Cost $6,362) 6,600
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  70,000 78
78
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  70,714 77
77
Total Municipal Securities (Cost $149) 155
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.6%
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO,
STEP, 2.881%, 12/25/66 (1) 249,931 231
BANK5, Series 2024-5YR8, Class A3, 5.884%, 8/15/57  545,000 571
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.611%, 11/15/34 (1) 235,000 5
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, 6.014%,
7/15/57  110,000 116
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602%,
8/15/57  985,000 1,015
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 208,284 184
BMO Mortgage Trust, Series 2024-5C5, Class A3, 5.857%,
2/15/57  915,000 953
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 6.978%, 5/15/41 (1) 893,928 892
BX Trust, Series 2021-ARIA, Class B, ARM, 1M TSFR +
1.411%, 6.748%, 10/15/36 (1) 410,000 403
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 188,229 161
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO,
ARM, 2.38%, 4/27/65 (1) 39,823 38
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  271,007 269
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 6.979%, 8/15/41 (1) 395,000 395
Connecticut Avenue Securities, Series 2017-C06, Class 1M2B,
CMO, ARM, SOFR30A + 2.764%, 8.113%, 2/25/30  118,307 119

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, SOFR30A + 1.114%, 6.463%, 2/25/30  3,300 3
DBCG Mortgage Trust, Series 2017-BBG, Class A, ARM,
PRIME + 0.00%, 8.50%, 6/15/34 (1) 350,840 351
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 6.00%, 3/25/50 (1) 136,243 128
FREMF Mortgage Trust, Series 2016-K60, Class B, ARM,
3.663%, 12/25/49 (1) 750,000 728
FWD Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 2.44%, 1/25/50 (1) 90,386 85
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 28,874 26
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 21,730 20
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 5.821%, 7/25/44 (1) 4,235 4
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.921%, 10/25/50 (1) 205,990 179
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 150,860 126
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 190,000 173
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 77,438 69
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 89,665 80
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.572%, 12/25/50 (1) 285,684 250
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 74,972 67
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 4,392 4
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 10,275 10
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.256%, 6/25/50 (1) 298,479 257
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 6.928%, 5/15/41 (1) 265,000 263
MFA Trust, Series 2022-INV2, Class A1, CMO, STEP, 4.95%,
7/25/57 (1) 400,929 398
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-
NQM1, Class A2, CMO, STEP, 7.53%, 9/25/68 (1) 132,420 135
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 278,933 227
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 199,528 176

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OBX Trust, Series 2023-NQM9, Class A2, CMO, STEP,
7.513%, 10/25/63 (1) 83,786 86
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 6.729%, 5/15/39 (1) 555,000 552
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.436%, 4/25/43  140,236 135
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.783%, 8/25/47 (1) 218,140 203
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 34,671 32
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 9,944 9
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 30,945 29
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 3,732 4
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 6.599%, 5/25/44 (1) 277,254 278
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 6.392%, 10/25/59 (1) 188,808 192
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 6.928%, 6/15/39 (1) 180,000 179
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 365,856 300
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 4.889%, 3/25/60 (1) 100,000 100
Verus Securitization Trust, Series 2021-5, Class A2, CMO,
ARM, 1.218%, 9/25/66 (1) 203,618 174
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 6.134%, 3/15/40 (1) 175,000 177
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE,
Class C, ARM, 1M TSFR + 1.914%, 7.251%, 2/15/40 (1) 264,000 260
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 102,474 71
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $12,610) 11,892
PREFERRED STOCKS  0.0%
CONSUMER DISCRETIONARY  0.0%
Automobiles  0.0%
Dr. Ing. h.c. F. Porsche (EUR)  9,169 719
Total Consumer Discretionary 719
Total Preferred Stocks (Cost $743) 719

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PRIVATE INVESTMENT COMPANIES  5.8%
Blackstone Partners Offshore Fund (5)(6) 46,362 115,822
Total Private Investment Companies (Cost $72,105) 115,822
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  5.9%
U.S. Government Agency Obligations  4.6%
Federal Home Loan Mortgage
2.50%, 4/1/30  101,563 98
3.00%, 12/1/42 - 4/1/47  439,663 403
3.50%, 8/1/42 - 3/1/44  391,956 370
4.00%, 8/1/40 - 9/1/45  302,845 294
4.50%, 6/1/39 - 10/1/41  234,288 234
5.00%, 7/1/25 - 8/1/40  162,351 166
5.50%, 10/1/38  51,401 53
6.00%, 10/1/32 - 8/1/38  42,936 44
6.50%, 9/1/32 - 9/1/34  14,359 15
7.00%, 4/1/32 - 6/1/32  1,851 2
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 6.65%, 10/1/36  1,088 1
RFUCCT1Y + 1.785%, 6.035%, 2/1/37  440 —
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  5,429 5
RFUCCT1Y + 1.916%, 6.291%, 2/1/37  4,712 5
RFUCCT1Y + 1.944%, 6.205%, 12/1/36  3,757 4
RFUCCT1Y + 2.031%, 6.276%, 11/1/36  6,845 7
RFUCCT1Y + 2.22%, 6.558%, 2/1/37  5,086 5
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  194,337 173
2.00%, 8/1/36 - 5/1/52  7,572,181 6,283
2.50%, 3/1/42 - 5/1/52  6,883,733 5,934
3.00%, 5/1/31 - 8/1/52  2,444,935 2,234
3.50%, 6/1/35 - 11/1/52  2,116,166 1,972
4.00%, 8/1/37 - 2/1/50  788,429 767
4.50%, 5/1/50 - 11/1/52  1,536,443 1,497
5.00%, 10/1/52 - 4/1/54  488,199 485
5.50%, 8/1/53 - 5/1/54  1,549,358 1,565
6.50%, 1/1/54  78,416 81
7.00%, 6/1/54  145,115 152
Federal National Mortgage Assn.
3.00%, 8/1/43 - 8/1/46  79,360 72
3.50%, 6/1/42 - 5/1/46  522,157 491
4.00%, 11/1/40  159,983 157

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.87%,
7.811%, 8/1/36  6,401 6
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  939 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  2,075,281 1,807
2.00%, 5/1/36 - 5/1/52  21,150,396 17,777
2.50%, 8/1/30 - 9/1/52  12,186,940 10,618
3.00%, 1/1/27 - 4/1/52  8,267,914 7,582
3.50%, 2/1/35 - 1/1/52  4,194,693 3,942
4.00%, 11/1/40 - 12/1/52  3,550,010 3,423
4.50%, 7/1/39 - 8/1/52  2,463,487 2,433
5.00%, 3/1/34 - 11/1/53  3,009,864 3,018
5.50%, 12/1/34 - 5/1/54  3,334,635 3,371
6.00%, 3/1/33 - 8/1/54  4,693,786 4,813
6.50%, 7/1/32 - 1/1/54  1,301,270 1,348
7.00%, 1/1/31 - 3/1/54  143,560 150
UMBS, TBA (12)
5.00%, 9/1/54  6,400,000 6,354
6.00%, 9/1/54  220,000 224
6.50%, 9/1/54  845,000 870
91,305
U.S. Government Obligations  1.3%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  272,889 240
2.00%, 1/20/51 - 3/20/52  5,447,328 4,588
2.50%, 8/20/50 - 3/20/52  5,576,136 4,875
3.00%, 7/15/43 - 6/20/52  4,217,711 3,833
3.50%, 8/20/42 - 7/20/52  3,059,042 2,883
4.00%, 2/20/41 - 10/20/52  2,861,121 2,751
4.50%, 11/20/39 - 4/20/53  1,519,391 1,508
5.00%, 7/20/39 - 6/20/49  919,819 932
5.50%, 1/20/36 - 3/20/49  469,987 483
6.00%, 4/15/36 - 12/20/38  19,731 21
7.00%, 2/20/27  853 1
7.50%, 12/15/25 - 6/15/32  2,885 3
8.00%, 10/20/25  29 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  56,809 53
3.50%, 10/20/50  250,000 214
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  45,954 7
4.00%, 2/20/43  29,669 3
Government National Mortgage Assn., TBA (12)
2.50%, 9/20/54  575,000 503

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
4.50%, 9/20/54  565,000 553
5.00%, 9/20/54  680,000 679
5.50%, 9/20/54  2,045,000 2,058
6.00%, 9/20/54  155,000 157
26,345
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $121,974) 117,650
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  5.9%
U.S. Treasury Obligations  5.9%
U.S. Treasury Bonds, 3.375%, 8/15/42  8,620,000 7,626
U.S. Treasury Bonds, 3.875%, 2/15/43  4,330,000 4,097
U.S. Treasury Bonds, 4.00%, 11/15/42 (13) 8,295,000 8,002
U.S. Treasury Bonds, 4.25%, 2/15/54  3,620,000 3,635
U.S. Treasury Bonds, 4.25%, 8/15/54  690,000 695
U.S. Treasury Bonds, 4.375%, 8/15/43  285,000 288
U.S. Treasury Bonds, 4.50%, 2/15/44  11,300,000 11,583
U.S. Treasury Bonds, 4.75%, 11/15/43  2,095,000 2,221
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54  1,756,652 1,785
U.S. Treasury Notes, 0.625%, 12/31/27  1,100,000 993
U.S. Treasury Notes, 1.50%, 1/31/27  9,295,000 8,795
U.S. Treasury Notes, 3.25%, 6/30/27  1,280,000 1,261
U.S. Treasury Notes, 3.625%, 8/31/29  2,640,000 2,629
U.S. Treasury Notes, 3.875%, 11/30/27  4,545,000 4,556
U.S. Treasury Notes, 3.875%, 8/15/34  2,675,000 2,665
U.S. Treasury Notes, 4.00%, 7/31/29  3,650,000 3,693
U.S. Treasury Notes, 4.125%, 9/30/27  2,575,000 2,601
U.S. Treasury Notes, 4.125%, 10/31/27  415,000 419
U.S. Treasury Notes, 4.375%, 7/31/26  1,200,000 1,209
U.S. Treasury Notes, 4.375%, 5/15/34  15,090,000 15,639
U.S. Treasury Notes, 4.50%, 7/15/26  6,550,000 6,610
U.S. Treasury Notes, 4.625%, 10/15/26 (13) 11,890,000 12,061
U.S. Treasury Notes, 4.625%, 9/30/28  13,375,000 13,808
116,871
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $115,593) 116,871

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  3.3%
Money Market Funds  3.3%
T. Rowe Price Treasury Reserve Fund, 5.34% (2)(14) 64,574,892 64,575
Total Short-Term Investments (Cost $64,575) 64,575
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.34% (2)(14) 2,235,585 2,236
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 2,236
Total Securities Lending Collateral (Cost $2,236) 2,236
Total Investments in Securities  100.8%
(Cost $1,678,176) $ 2,002,074
Other Assets Less Liabilities (0.8)% (16,766)
Net Assets 100.0% $ 1,985,308
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $59,396 and represents 3.0% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) All or a portion of this security is on loan at August 31, 2024.
(5) Non-income producing
(6) Level 3 in fair value hierarchy.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,578 and represents 0.1% of net assets.

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
(8) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at August 31, 2024, was $119 and was valued at $113 (0.0% of net assets).
(9) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(12) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $11,398 and represents 0.6% of net assets.
(13) At August 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PIPE Private Investment in Public Equity

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
PRIME Prime rate
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SPAC Special Purpose Acquisition Company
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.2)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.2)%
U.S. Government Agency Obligations  (0.2)%
UMBS, TBA, 3.50%, 9/1/54  3,825,000 (3,521)
Total TBA Sales Commitments (Proceeds $(3,511)) (3,521)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
iShares iBoxx High Yield
Corporate Bond ETF, Put,
9/20/24 @ $77.00 710 5,633 (4)
Morgan Stanley
S&P 500 Index, Put,
10/18/24 @ $5,575.00 110 62,132 (707)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Put,
10/18/24 @ $77.00 742 5,887 (14)
Total Options Written (Premiums $(767)) $ (725)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 4,443 55 114 (59)
Total Bilateral Credit Default Swaps, Protection
Bought 114 (59)
Total Bilateral Swaps 114 (59)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 * 716 5 (1) 6
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 7,178 173 139 34
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S41, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/29 (EUR) 12,800 331 268 63

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/29 * 4,140 (15) 7 (22)
Total Centrally Cleared Credit Default Swaps,
Protection Sold 81
Total Centrally Cleared Swaps 81
Net payments (receipts) of variation margin to date (85)
Variation margin receivable (payable) on centrally cleared swaps $ (4)
* Credit ratings as of August 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $22.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 11/22/24 USD 785 EUR 705 $ 2
HSBC Bank 11/22/24 USD 1,576 EUR 1,411 10
State Street 11/22/24 USD 787 EUR 706 4
Net unrealized gain (loss) on open forward
currency exchange contracts $ 16

T. ROWE PRICE Spectrum Conservative Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 22 MSCI EAFE Index contracts 9/24 (2,704) $ (132)
Short, 112 S&P 500 E-Mini Index contracts 9/24 (31,702) 5
Long, 201 U.S. Treasury Notes five year contracts 12/24 21,989 (65)
Long, 45 U.S. Treasury Notes ten year contracts 12/24 5,110 (25)
Long, 13 U.S. Treasury Notes two year contracts 12/24 2,698 (3)
Long, 51 Ultra U.S. Treasury Bonds contracts 12/24 6,729 (78)
Short, 180 Ultra U.S. Treasury Notes ten year
contracts 12/24 (21,139) 166
Long, 159 Three Month SOFR Futures contracts 3/25 38,059 (15)
Short, 159 Three Month SOFR Futures contracts 3/26 (38,488) 21
Net payments (receipts) of variation margin to date (183)
Variation margin receivable (payable) on open futures contracts $ (309)

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 4.54%  $ — $ (1,099) $ 1,499
T. Rowe Price Inflation Protected Bond Fund - I
Class, 2.18%  — 298 22
T. Rowe Price Institutional Emerging Markets
Bond Fund, 5.86%  — 2,867 1,459
T. Rowe Price Institutional Emerging Markets
Equity Fund  — 1,900 —
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 8.46%  (131) 47 864
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.66%  — 2,263 1,581
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.34%  — 1,884 884
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 2.15%  — 97 6
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  — (833) —
T. Rowe Price Real Assets Fund - I Class  — 2,064 —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.25%  — 1,940 306
T. Rowe Price Government Reserve Fund,
5.34% — — —++
T. Rowe Price Treasury Reserve Fund, 5.34% — — 859
Totals $ (131)# $ 11,428 $ 7,480+

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/24
Purchase
Cost
Sales
Cost
Value
08/31/24
T. Rowe Price Dynamic Global
Bond Fund - I Class, 4.54%  $ 108,358 $ 5,492 $ — $ 112,751
T. Rowe Price Inflation
Protected Bond Fund - I Class,
2.18%  6,650 4,022 — 10,970
T. Rowe Price Institutional
Emerging Markets Bond Fund,
5.86%  99,653 1,460 — 103,980
T. Rowe Price Institutional
Emerging Markets Equity
Fund  51,474 — — 53,374
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 8.46%  39,798 863 4,466 36,242
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.66%  91,243 1,581 — 95,087
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.34%  104,461 3,287 — 109,632
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 2.15%  4,541 7 — 4,645
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  110,316 4,500 — 113,983
T. Rowe Price Real Assets
Fund - I Class  53,664 — — 55,728
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.25%  29,835 307 — 32,082
T. Rowe Price Government
Reserve Fund, 5.34% 3,275  ¤  ¤ 2,236
T. Rowe Price Treasury
Reserve Fund, 5.34% 46,522  ¤  ¤ 64,575
Total $ 795,285^

T. ROWE PRICE Spectrum Conservative Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $7,480 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $844,204.

T. ROWE PRICE Spectrum Conservative Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Conservative Allocation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Conservative Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Spectrum Conservative Allocation Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Spectrum Conservative Allocation Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 381,011 $ — $ 381,011
Bond Mutual Funds 505,389 — — 505,389
Common Stocks 543,478 163,296 501 707,275
Convertible Bonds — — 33 33
Convertible Preferred Stocks — — 1,929 1,929
Equity Mutual Funds 223,085 — — 223,085
Preferred Stocks — 719 — 719
Private Investment
Companies — — 115,822 115,822
Short-Term Investments 64,575 — — 64,575
Securities Lending Collateral 2,236 — — 2,236
Total Securities 1,338,763 545,026 118,285 2,002,074
Swaps* — 158 — 158
Forward Currency Exchange
Contracts — 16 — 16
Futures Contracts* 192 — — 192
Total $ 1,338,955 $ 545,200 $ 118,285 $ 2,002,440
Liabilities
TBA Sales Commitments $ — $ 3,521 $ — $ 3,521
Options Written — 725 — 725
Swaps* — 22 — 22
Futures Contracts* 318 — — 318
Total $ 318 $ 4,268 $ — $ 4,586

T. ROWE PRICE Spectrum Conservative Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2024, totaled $(110,000) for the period ended August 31, 2024.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
8/31/24
Investment in Securities
Common Stocks $ 616 $ 11 $ 48 $ (174) $ 501
Convertible Bonds 33 — — — 33
Convertible Preferred
Stocks 2,053 (57) — (67) 1,929
Private Investment
Companies 120,265 2,558 — (7,001) 115,822
Total $ 122,967 $ 2,512 $ 48 $ (7,242) $ 118,285

T. ROWE PRICE Spectrum Conservative Allocation Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investment
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 501 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
2.2x
– 11.6x
8.5x Increase
Projected
enterprise
value to sales
multiple
8.5x
–9.7x
9.1x Increase
Sales growth
rate
1%
– 37%
30% Increase
Enterprise
value to gross
profit multiple
5.0x
–14.2x
11.1x Increase
Projected
enterprise
value to gross
profit multiple
12.6x
–14.4x
13.5x Increase
Gross profit
growth rate
17%
- 39%
35% Increase
Price to
tangible book
value multiple
1.4x
– 2.7x
1.7x Increase
Tangible book
value growth
rate
3%
- 15%
13% Increase
Premium
to public
company
multiples
25% 25% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 42% 42% Increase
Convertible
Bonds
$ 33 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 1,929 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Conversion
ratio
—# —# —#
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
20%
- 80%
46% Increase
Enterprise
value to sales
multiple
1.1x
– 15.4x
9.6x Increase
Projected
enterprise
value to sales
multiple
2.6x
- 17.6x
8.5x Increase
Sales growth
rate
1%
- 124%
53% Increase
Enterprise
value to gross
profit multiple
1.6x
– 21.6x
15.8x Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to gross
profit multiple
6.8x
- 21.6x
16.6x Increase
Gross profit
growth rate
17%
- 171%
66% Increase
Enterprise
value to
EBITDA
multiple
11.5x
- 16.1x
13.8x Increase
Projected
enterprise
value to
EBITDA
multiple
15.1x
- 37.6x
34.7x Increase
EBITDA growth
rate
56% 56% Increase
Price to
tangible book
value multiple
2.1x
– 2.7x
2.4x Increase
Tangible book
value growth
rate
3% - 7% 5% Increase
Price to net
asset value
multiple
0.9x 0.9x Increase
Premium
to public
company
multiples
15%
- 147%
51% Increase
Discount
to public
company
multiples
25%
- 50%
38% Decrease
Discount rate
for cost of
capital
10%
- 40%
16% Decrease

T. ROWE PRICE Spectrum Conservative Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
Investment
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
uncertainty
80%
- 100%
89% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Private
Investment
Companies
$ 115,822 Rollforward of
Investee NAV
Estimated
return
0.75% 0.75% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F101-054Q1 08/24